Consolidated Statements of Cash Flows (USD $)	6 Months Ended	18 Months Ended	118 Months Ended	130 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012
OPERATING ACTIVITIES
Net income (loss) from operations	$ 1,372,860	$ (173,429)	$ (342,789)	$ (342,789)
Adjustments to reconcile net loss to net cash
Amortization	3,603	3,611	56,750
Foreign exchange gain/loss	(8,457)	2,748	(20,930)	(14,191)
Forgiveness of debt		39,016	249,069
Imputed interests			27,873
Share issued for services / debts			26,301
Stock based compensation			492,309	492,309
Amortization on discount of convertible notes	86,818		102,016
Gain on sale of assets	(1,717,024)		(1,717,024)
Write down of website development costs			17,390	17,390
Write-off trademark cost			279	279
Changes in non-cash working capital:
Other receivables	(5,544)	(4,420)	(5,189)
Prepaid expenses	(167,379)	(16,252)	(233,399)
Accounts payables and accrued liabilities	(120,399)	19,636	57,280
NET CASH USED IN OPERATING ACTIVITIES	(547,065)	(129,090)	(1,290,064)
INVESTING ACTIVITIES
Property, plant and equipment			(1,871)
Land acquisition	(229,354)	(38,220)	(361,944)
Land Deposit		15	(46,408)
Net proceeds on sales of assets	1,723,710		1,723,710
Intangible asset			(369)
NET CASH USED IN INVESTING ACTIVITIES	1,494,356	(38,205)	1,313,118
FINANCING ACTIVITIES
Issuance of common shares		218,522	591,861
Loan from a shareholder	(242,466)	(37,585)	(46,849)
Payment of deferred financing fee		(10,667)
Note payable			37,100
Convertible note payable	(101,965)		(1,267)
NET CASH FROM FINANCING ACTIVITIES	(344,432)	170,270	580,844
EFFECT OF EXCHANGE RATE ON CASH	(2,525)	(6,477)	(3,237)
NET INCREASE (DECREASE) IN CASH	600,284	(3,502)	600,611
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS - Beginning of Period	327	6,233
CASH AND CASH EQUIVALENTS - End of Period	600,661	2,731	2,731	600,661
SUPPLEMENTAL CASH FLOWS INFORMATION
Interest expense paid in cash	34,994	7,765	52,630
NON-CASH FINANCING ACTIVITIES
Issuance of common shares for acquisition of Coronus Energy Corp.			21,638
Establishment of intangible asset through acquisition of Coronus Energy Corp.			21,500
Issuance of common shares for construction of solar power plant			6,584,400
Cancellation of common shares for amendment of the agreement	$ (5,925,960)		$ 5,925,960